LOANS, FINANCING AND DEBENTURES - Estimated Credit Loss (Details) - Loans and receivables - Expected credit losses individually assessed - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCING AND LOANS
Financial assets	R$ 4,606,149	R$ 4,772,272
Amazonas Energia
FINANCING AND LOANS
Financial assets	R$ 4,414,786	R$ 4,592,148